Fair Value Measurements (Details 1) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Schedule of estimated fair value of the warrant liability
Stock price	$ 0.08
Weighted average strike price	$ 0.20
Remaining contractual term (years)	1 year 1 month 13 days
Volatility	95.00%
Risk-free rate	0.70%
Dividend yield	0.00%
Warrant liabilities [Member]
Schedule of estimated fair value of the warrant liability
Stock price	$ 0.08	$ 0.20
Weighted average strike price	$ 0.64	$ 2.50
Remaining contractual term (years)	4 years 1 month 13 days	1 year 1 month 6 days
Volatility	95.00%	125.70%
Risk-free rate	1.54%	0.30%
Dividend yield	0.00%	0.00%